Cover Page	Oct. 15, 2025	Apr. 24, 2024
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 15, 2025
Entity Registrant Name		BUNGE GLOBAL SA
Entity Incorporation, State or Country Code		V8
Entity File Number		000-56607
Entity Tax Identification Number		98-1743397
Entity Address, Address Line One		Route de Florissant 13
Entity Address, City or Town		Geneva
Entity Address, Postal Zip Code		1206
City Area Code		314
Local Phone Number		292-2000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Registered Shares, $0.01 par value per share
Trading Symbol		BG
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Address, Country		CH
Entity Central Index Key		0001996862
Amendment Flag		false
Document Information [Line Items]
Document Period End Date	Oct. 15, 2025